Provisions, contingencies and commitments - Disclosure of Provisions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in other provisions [abstract]
Beginning balance	€ 237	€ 196
Acquisition of CCL	9
Additional provisions recognised	104	246
Unused amounts reversed	(15)	(7)
Utilised during the period	(199)	(194)
Translation	(2)	(4)
Ending balance	134	237
Non-current	48	83
Current	86	154
Restructuring provision
Reconciliation of changes in other provisions [abstract]
Beginning balance	208	168
Acquisition of CCL	9
Additional provisions recognised	93	242
Unused amounts reversed	(13)	(7)
Utilised during the period	(192)	(193)
Translation	(2)	(2)
Ending balance	103	208
Non-current	22
Current	81
Decommissioning provision
Reconciliation of changes in other provisions [abstract]
Beginning balance	15	17
Acquisition of CCL	0
Additional provisions recognised	6	0
Unused amounts reversed	0	0
Utilised during the period	(1)	0
Translation	0	(2)
Ending balance	20	15
Non-current	20
Current	0
Other Provisions
Reconciliation of changes in other provisions [abstract]
Beginning balance	14	11
Acquisition of CCL	0
Additional provisions recognised	5	4
Unused amounts reversed	(2)	0
Utilised during the period	(6)	(1)
Translation	0	0
Ending balance	11	€ 14
Non-current	6
Current	€ 5